Employee Future Benefits - Costs Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 6	$ 8	$ 10
Administration expenses	1	1	2
Defined benefit expense	6	15	19
Defined contribution expense	8	9	9
Net expense	14	24	28
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	14	20	23
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(8)	(12)	(13)
Curtailment and amendment gain	(7)	(2)	(3)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	5	7
Administration expenses	1	1	2
Defined benefit expense	1	9	13
Defined contribution expense	8	9	9
Net expense	9	18	22
Registered | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	5
Interest cost	12	16	19
Curtailment and amendment gain	(7)	(2)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(8)	(11)	(12)
Curtailment and amendment gain	(7)	(2)	(3)
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2	2
Administration expenses	0	0	0
Defined benefit expense	4	4	4
Defined contribution expense	0	0	0
Net expense	4	4	4
Supplemental Pension Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2
Interest cost	2	3	3
Curtailment and amendment gain	0	0
Supplemental Pension Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	0	(1)	(1)
Curtailment and amendment gain	0	0	0
Other
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Administration expenses	0	0	0
Defined benefit expense	1	2	2
Defined contribution expense	0	0	0
Net expense	1	2	2
Other | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1
Interest cost	0	1	1
Curtailment and amendment gain	0	0
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	0	0	0
Curtailment and amendment gain	$ 0	$ 0	$ 0